CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Treasury Stock [Member] CNY (¥)	Treasury Stock [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	AOCI attributable to parent [Member] CNY (¥)	AOCI attributable to parent [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)
Beginning balance at Dec. 31, 2020	¥ 5,729,855		¥ 113		¥ (139,572)		¥ 7,595,049		¥ (59,905)		¥ 40,380		¥ (1,706,210)
Beginning balance, Shares at Dec. 31, 2020 | shares			169,761,062	169,761,062
Net income (loss)	(3,103,465)												(3,103,465)
Share-based compensation	320,889						320,889
Option exercised and restricted stock units vested	11		¥ 1		122,714		(122,704)
Option exercised and restricted stock units vested, Shares | shares			1,576,466	1,576,466
Foreign currency translation adjustments	(57,078)				16,858				(73,936)
Unrealized gains on available-for-sale investments	48,191								48,191
Transfer to statements of operations of realized gains on available-for-sale investments	(57,461)								(57,461)
Ending balance at Dec. 31, 2021	2,880,942		¥ 114				7,793,234		(143,111)		40,380		(4,809,675)
Ending balance, Shares at Dec. 31, 2021 | shares			171,337,528	171,337,528
Net income (loss)	13,172												13,172
Share-based compensation	122,654						122,654
Option exercised and restricted stock units vested	12		¥ 1				11
Option exercised and restricted stock units vested, Shares | shares			1,521,016	1,521,016
Foreign currency translation adjustments	72,703								72,703
Unrealized gains on available-for-sale investments	39,729								39,729
Transfer to statements of operations of realized gains on available-for-sale investments	(33,383)								(33,383)
Ending balance at Dec. 31, 2022	3,095,829		¥ 115				7,915,899		(64,062)		40,380		(4,796,503)
Ending balance, Shares at Dec. 31, 2022 | shares			172,858,544	172,858,544
Net income (loss)	(7,298)	$ (1,028)											(7,298)
Transfer to statutory reserves											9,845		(9,845)
Share-based compensation	58,353						58,353
Option exercised and restricted stock units vested	11		¥ 1		5,314		(5,304)
Option exercised and restricted stock units vested, Shares | shares			2,498,091	2,498,091
Repurchase of ordinary shares	(90,492)				(90,492)
Repurchase of ordinary shares, Shares | shares			(3,244,745)	(3,244,745)
Deconsolidation of a subsidiary	19,009						19,009
Foreign currency translation adjustments	29,804								29,804
Unrealized gains on available-for-sale investments	25,792								25,792
Transfer to statements of operations of realized gains on available-for-sale investments	(24,743)	(3,485)							(24,743)
Ending balance at Dec. 31, 2023	¥ 3,106,265	$ 437,508	¥ 116	$ 16	¥ (85,178)	$ (11,997)	¥ 7,987,957	$ 1,125,080	¥ (33,209)	$ (4,677)	¥ 50,225	$ 7,074	¥ (4,813,646)	$ (677,988)
Ending balance, Shares at Dec. 31, 2023 | shares			172,111,890	172,111,890